As filed with the Securities and Exchange Commission on June 25, 2009
==============================================================================

                                          1933 Act Registration No. 333-125751
                                           1940 Act Registration No. 811-21774

                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
Pre-Effective Amendment No. __                                             [ ]
Post-Effective Amendment No. 47                                            [X]
                                  and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]
Amendment No. 47                                                           [X]

                     FIRST TRUST EXCHANGE-TRADED FUND
            (Exact name of registrant as specified in charter)

                    120 East Liberty Drive, Suite 400
                         Wheaton, Illinois 60187
           (Address of Principal Executive Offices) (Zip Code)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                    W. Scott Jardine, Esq., Secretary
                    First Trust Exchange-Traded Fund
                        First Trust Advisors L.P.
                    120 East Liberty Drive, Suite 400
                         Wheaton, Illinois 60187
                 (Name and Address of Agent for Service)

                                 Copy to:
                            Eric F. Fess, Esq.
                          Chapman and Cutler LLP
                          111 West Monroe Street
                         Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

               CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 47

         This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

  The Facing Sheet

  Part A - Prospectus for First Trust NASDAQ(R) ABA(R) Community Bank Index Fund

  Part B - Statement of Additional Information for First Trust NASDAQ(R)
           ABA(R) Community Bank Index Fund

  Part C - Other Information

  Signatures

  Index to Exhibits

[LOGO OMITTED] First Trust                 First Trust
                                           Exchange-Traded Fund
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First Trust NASDAQ(R) ABA(R) Community Bank Index Fund

Ticker Symbol:    QABA
Exchange:         NASDAQ(R)


First Trust Exchange-Traded Fund (the "Trust") is a registered management investment company that consists of separate exchange-traded funds. First Trust NASDAQ(R) ABA(R) Community Bank Index Fund (the "Fund") is a series of the Trust that is offering its shares (the "Shares") through this Prospectus. First Trust Advisors L.P. ("First Trust") is the investment adviser to the Fund.

The Shares are listed on The NASDAQ(R) Stock Market ("NASDAQ(R)"). Market prices may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks each consisting of 50,000 Shares (each block of Shares issued and redeemed, called a "Creation Unit" and collectively, the "Creation Units"). The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUND.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


         NOT FDIC INSURED     MAY LOSE VALUE      NO BANK GUARANTEE


----------------
 June 25, 2009
----------------


                                  Front Cover

                                TABLE OF CONTENTS

Summary Information.........................................................  1
Fund Investment Strategies..................................................  5
Additional Risks of Investing in the Fund...................................  6
Fund Organization...........................................................  8
Management of the Fund......................................................  8
How to Buy and Sell Shares..................................................  9
Dividends, Distributions and Taxes.......................................... 11
Federal Tax Matters......................................................... 11
Distribution Plan........................................................... 13
Net Asset Value............................................................. 13
Fund Service Providers...................................................... 14
Intra-Day Portfolio Calculator.............................................. 15
Index Provider.............................................................. 15
Disclaimers................................................................. 15
Index Information........................................................... 16
Premium/Discount Information................................................ 19
Other Information........................................................... 19

                               SUMMARY INFORMATION

                 -----------------------------------------------
                        Fund Ticker              Listing
                           QABA                  NASDAQ(R)
                -----------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) ABA (R) Community Bank Indexsm (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charges (Loads) Imposed on Purchases (as a percentage of the offering price)               None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.40%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Other Expenses(1)                                                                                  0.31%
                                                                                                       ---------
      Total Annual Fund Operating Expenses                                                               0.71%
      Fee Waivers and Expense Reimbursement(2)                                                           0.11%
                                                                                                       ---------
Total Annual Fund Operating Expenses                                                                     0.60%


EXAMPLE
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until June 30, 2011. Following such date, the example assumes that the Fund imposes a 12b-1 fee of up to 0.25% per annum of the Fund's average daily net assets and First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year has terminated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR            3 YEARS
                         $61               $212
----------------
 (1) The "Other Expenses" listed in the table are estimates based on the expenses the Fund expects to incur for the current fiscal year.

 (2) First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year, at least until June 30, 2011. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of average daily net assets per year. First Trust may not terminate this arrangement unless the Trust is terminated or ceases operations.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.


PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

For the purposes of the Index, a "community bank" is considered to be all U.S. banks and thrifts or their holding companies listed on NASDAQ(R), excluding the 50 largest U.S. banks by asset size. Also excluded are banks that have an international specialization and those banks that have a credit-card specialization, as screened by the American Bankers Association (the "ABA") based on the most recent data from the Federal Deposit Insurance Corporation (the "FDIC"). Securities in the Index have a market capitalization of at least $200 million and as of June 8, 2009, there were 96 securities that comprised the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. In 2008 and early 2009, securities markets were significantly negatively affected by the financial crisis that initially resulted from the downturn in the subprime mortgage market in the United States. The impact of the financial crisis on securities markets has proven to be significant and may be long-lasting and may have a substantial impact on the value of the Fund.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in the banking industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). Because the Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

COMMUNITY BANK RISK. The Fund invests in the securities of community banks. Such companies have been significantly affected by the downturn in the U.S. and world economies that began with a significant decline in the subprime mortgage lending market in the United States. These conditions have brought about legislative and regulatory changes, short-term and long-term interest rates, inflation and changes in government monetary and fiscal policies, all of which have had a significant impact on the banking business.

Business activity across a wide range of industries and regions has been greatly reduced, and local governments and many businesses are experiencing serious difficulty due to the lack of consumer spending and the lack of liquidity in the credit markets. Unlike larger national or other regional banks that are more geographically diversified, a community bank's financial performance may be highly dependent upon the business environment in certain geographic regions of the United States and may be adversely impacted by any downturn or unfavorable economic or employment developments in its local market and the United States as a whole. In particular, this environment impacts the ability of borrowers to pay interest on and repay principal of outstanding loans and the value of collateral securing those loans.


ANNUAL TOTAL RETURN
The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.ftportfolios.com.

MANAGEMENT
INVESTMENT ADVISER
First Trust Advisors L.P. ("First Trust")

PORTFOLIO MANAGERS
There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of a committee consisting of: Daniel J. Lindquist, Chairman of the Investment Committee; Robert
F. Carey, Chief Investment Officer and a Senior Vice President of First Trust and First Trust Portfolios L.P. ("FTP"); Jon C. Erickson, Senior Vice President of First Trust and FTP; David G. McGarel, Senior Vice President of First Trust and FTP; Roger F. Testin, Senior Vice President of First Trust and FTP; and Stan Ueland, Vice President of First Trust and FTP. Each investment committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Individual Shares may only be purchased and sold on NASDAQ(R) through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and FTP may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

                           FUND INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Fund's investment objective, the 90% investment strategy, and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. As non-fundamental policies, the Fund's investment objective, the 90% investment strategy and each of the policies described herein require 60 days' prior written notice to shareholders before they can be changed. Certain fundamental policies of the Fund are set forth in the Statement of Additional Information ("SAI") under "Investment Objectives and Policies."

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

EQUITY SECURITIES
The Fund invests primarily in equity securities of U.S. issuers. Eligible securities include common stocks and warrants to purchase common stocks.

SHORT-TERM INVESTMENTS
The Fund may invest in cash equivalents or other short-term investments, including U.S. government securities, commercial paper, repurchase agreements, money-market funds or similar fixed-income securities with remaining maturities of one year or less. The use of short-term investments is not part of a principal investment strategy of the Fund.

FUTURES AND OPTIONS
The Fund may use various investment strategies designed to hedge against changes in the values of securities the Fund owns or expects to purchase or to hedge against interest rate or currency exchange rate changes. The instruments used to implement these strategies include financial futures contracts, options, forward contracts, options on financial futures and stock index options. The use of futures and options is not part of a principal investment strategy of the Fund.

DELAYED DELIVERY SECURITIES
The Fund may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the securities to be purchased may decline before the settlement date.

DISCLOSURE OF PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is included in the Fund's SAI and on the Fund's website at www.ftportfolios.com.

                    ADDITIONAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following risks:

COMMUNITY BANK RISK. The Fund invests in the securities of community banks, thrifts and holding companies. Such companies have been significantly affected by the downturn in the U.S. and world economies that began with a significant decline in the subprime mortgage lending market in the United States. These conditions have brought about legislative and regulatory changes, short-term and long-term interest rates, inflation and changes in government monetary and fiscal policies, all of which have had a significant impact on the banking business.

Business activity across a wide range of industries and regions has been greatly reduced, and local governments and many businesses are experiencing serious difficulty due to the lack of consumer spending and the lack of liquidity in the credit markets. In addition, unemployment has increased significantly and continues to grow. Consequently, the financial services industry and the securities markets generally have been materially and adversely affected by significant declines in the values of nearly all asset classes and by a serious lack of liquidity. Some banks and other lenders have suffered significant losses and have become reluctant to lend, even on a secured basis, due to the increased risk of default and the impact of declining asset values on the value of collateral. The foregoing has significantly weakened the strength and the liquidity of some financial institutions worldwide. In 2008, the U.S. government, the Federal Reserve and other regulators have taken numerous steps to increase liquidity and to restore investor confidence, including investing approximately $200 billion in the equity of other banking organizations. In spite of this, asset values have continued to decline, and access to liquidity continues to be very limited.

Unlike larger national or other regional banks that are more geographically diversified, a community bank's financial performance may be highly dependent upon the business environment in certain geographic regions of the United States and may be adversely impacted by any downturn or unfavorable economic or employment developments in its local market and the United States as a whole. In particular, this environment impacts the ability of borrowers to pay interest on and repay principal of outstanding loans and the value of collateral securing those loans.

Banks may be subject to interest rate risks because their earnings and cash flows are largely dependent upon their net interest income. Net interest income is the difference between interest income earned on interest-earning assets such as loans and securities and interest expense paid on interest-bearing liabilities such as deposits and borrowed funds. Interest rates are highly sensitive to many factors that are beyond a bank's control, including general economic conditions and policies of various governmental and regulatory agencies, in particular, the Board of Governors of the Federal Reserve System. Changes in monetary policy, including changes in interest rates, could influence the amount of interest a bank receives on loans and securities and the amount of interest it pays on deposits and borrowings. A negative interest rate environment for banks will likely negatively impact the Fund.

Banks may also be subject to lending risks, which include the impact of changes in interest rates and changes in the economic conditions in the markets where the bank operates as well as those across the United States. Increases in interest rates and/or continuing weakening economic conditions could adversely impact the ability of borrowers to repay outstanding loans or the value of the collateral securing those loans. Continuing economic weakness on real estate and related markets could further increase a bank's lending risk as it relates to its commercial real estate loan portfolio and the value of the underlying collateral. Banks are also subject to various laws and regulations that affect their lending activities. Failure to comply with applicable laws and regulations could subject a bank to regulatory enforcement action that could result in the assessment of significant civil monetary penalties against such bank.

INDEX TRACKING RISK. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Index.

ISSUER SPECIFIC CHANGES RISK. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

CONCENTRATION RISK. The Fund will be concentrated in the securities of a given industry if the Index is concentrated in such industry. Accordingly, the Fund will be concentrated in the banking industry. A concentration makes the Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater market risk than less concentrated funds.

PASSIVE INVESTMENT RISK. The Fund is not actively managed. The Fund may be affected by a general decline in community banks and the financial sector, on the whole. The Fund invests in securities included in or representative of its Index regardless of their investment merit. The Fund generally will not attempt to take defensive positions in declining markets.

SMALLER COMPANY RISK. The Fund may invest in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

INTELLECTUAL PROPERTY RISK. The Fund relies on a license with NASDAQ OMX Group, Inc. and American Bankers Association (collectively, the "Index Provider") that permits the Fund to use the Index and associated trade names, trademarks and service marks (the "Intellectual Property") in connection with the name and investment strategies of the Fund. Such license may be terminated by the Index Provider and, as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First Trust and the Trust, on behalf of the Fund. Accordingly in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund.

TRADING ISSUES
Although the Fund has applied to list and trade its Shares on NASDAQ(R), subject to notice of issuance, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trading on NASDAQ(R) may be halted due to market conditions or for reasons that, in the view of NASDAQ(R), make trading in Shares inadvisable. In addition, trading in Shares on NASDAQ(R) is subject to trading halts caused by extraordinary market volatility pursuant to NASDAQ(R) "circuit breaker" rules. There can be no assurance that the requirements of NASDAQ(R) necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Due to the small asset size of the Fund, the Fund is more likely to have difficulty maintaining its listing on NASDAQ(R).

FLUCTUATION OF NET ASSET VALUE
The NAV of Shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on NASDAQ(R). First Trust cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), First Trust believes that large discounts or premiums to the NAV of Shares should not be sustained.

INFLATION
Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.


                                FUND ORGANIZATION

The Fund is a series of the Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board is responsible for its overall management and direction. The Board elects the Trust's officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.


                             MANAGEMENT OF THE FUND

First Trust Advisors L.P. ("First Trust"), 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment adviser to the Fund. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the portfolios. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of the Trust.

First Trust serves as adviser or sub-adviser for 25 mutual fund portfolios, 39 exchange-traded fund portfolios and 14 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), 120 East Liberty Drive, Wheaton, Illinois 60187. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Shares of the Fund.

There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of a committee (the "Investment Committee"). The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel, Roger F. Testin and Stan Ueland. Mr. Lindquist joined First Trust as a Vice President in April 2004 and has been a Senior Vice President of First Trust and FTP since September 2005. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of the Fund's investment strategies. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the other members of the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Mr. Testin is a Senior Vice President of First Trust and FTP. Mr. Testin is the head of First Trust's Portfolio Management Group. Mr. Ueland has been a Vice President of First Trust and FTP since August 2005. At First Trust, he plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust. Before joining First Trust, Mr. Ueland was Vice President at BondWave LLC from May 2004 through August 2005, and an account executive for Mina Capital Management LLC and Samaritan Asset Management Services, Inc. from January 2003 through May 2004. For additional information concerning First Trust, including a description of the services provided to the Fund, see the Fund's SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of Shares of the Fund.

First Trust receives an annual management fee from the Fund equal to 0.40% of the Fund's average daily net assets. A discussion regarding the approval of the Investment Management Agreement will be available in the Fund's Annual Report to Shareholders for the period ending December 31, 2009.

The Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year, at least until June 30, 2011. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of average daily net assets per year.


                           HOW TO BUY AND SELL SHARES

Most investors will buy and sell Shares of the Fund at market prices in secondary market transactions through brokers. Shares of the Fund are listed for trading on the secondary market on NASDAQ(R). Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-Share price differential. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

For purposes of the 1940 Act, the Fund is treated as a registered investment company, and the acquisition of Shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Fund, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into agreements with the Fund regarding the terms of any investment.

BOOK ENTRY
Shares are held in book-entry form, which means that no Share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of Share certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

SHARE TRADING PRICES
The trading prices of Shares of the Fund on NASDAQ(R) may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

NASDAQ(R) intends to disseminate the approximate value of Shares of the Fund every 15 seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of Shares of the Fund and the Fund does not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF THE FUND'S SHARES
The Fund imposes no restrictions on the frequency of purchases and redemptions ("market timing"). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund's shareholders. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its Shares at NAV per Share generally for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and the Shares may be purchased and sold on NASDAQ(R) at prevailing market prices. The Board noted that the Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements ("APs") and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in the Fund's trading costs and the realization of capital gains. With respect to trades directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. The Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund's trading costs increase in those circumstances. Given this structure, the Board determined that
(a) it is unlikely that market timing would be attempted by the Fund's shareholders and (b) any attempts to market time the Fund by shareholders would not be expected to negatively impact the Fund or its shareholders.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid semi-annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Such Shares will generally be reinvested by the broker based upon the market price of those Shares and investors may be subject to customary brokerage commissions charged by the broker.


                               FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax adviser.

FUND STATUS
The Fund intends to continue to qualify as a "regulated investment company" under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

DISTRIBUTIONS
The Fund's distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

DIVIDENDS RECEIVED DEDUCTION
A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be designated by the Fund as being eligible for the dividends received deduction.

CAPITAL GAINS AND LOSSES AND CERTAIN ORDINARY INCOME DIVIDENDS
If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

SALE OF SHARES
If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

DEDUCTIBILITY OF FUND EXPENSES
Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

NON-U.S. INVESTORS
If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for federal income tax purposes (other than dividends which the Fund designates as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly designated by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of the Fund beginning prior to 2010, distributions from the Fund that are properly designated by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that the Fund makes certain elections and certain other conditions are met.


                                DISTRIBUTION PLAN

FTP serves as the distributor of Creation Units for the Fund on an agency basis. FTP does not maintain a secondary market in Shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before June 30, 2011. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.


                                 NET ASSET VALUE

The Fund's NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for the Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board or its delegate.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Portfolio securities listed on any exchange other than NASDAQ(R) are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ(R) are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ(R), the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on NASDAQ(R) and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange and fair value pricing may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities. See the Fund's SAI for details.

Valuing the Fund's securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Index.


                             FUND SERVICE PROVIDERS

The Bank of New York Mellon Corporation is the administrator, custodian and fund accounting and transfer agent for the Fund. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Fund.

The Trust, on behalf of the Fund, has entered into an agreement with PNC Global Investment Servicing (U.S.) Inc. ("PNC"), 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PNC provides certain administrative services to the Trust in connection with the Board's meetings and other related matters.

                         INTRA-DAY PORTFOLIO CALCULATOR

First Trust has entered into an agreement with NASDAQ(R) pursuant to which NASDAQ(R) or its designee will be responsible for calculating and disseminating the intra-day portfolio values for the Fund's Shares. The Fund will reimburse First Trust for some or all of the fees payable under such agreement.


                                 INDEX PROVIDER

The Index that the Fund seeks to track is compiled by the Index Provider. The Index Provider is not affiliated with the Fund or First Trust. The Fund is entitled to use the Index pursuant to a sublicensing arrangement with First Trust, which in turn has a licensing agreement with the Index Provider. The Index Provider or its agent also serves as calculation agent for the Index (the "Index Calculation Agent"). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Index, including calculating the value of the Index every 15 seconds, widely disseminating the Index values every 15 seconds and tracking corporate actions resulting in Index adjustments.


                                   DISCLAIMERS

First Trust does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

The Fund is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), American Bankers Association ("ABA") or their affiliates (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ OMX(R) ABA(R) Community Bank IndexSM to track general stock market performance. The Corporations' only relationship to First Trust Advisors L.P. ("Licensee") is in the licensing of the NASDAQ(R), OMX(R), NASDAQ OMX(R), American Bankers Association(R), ABA(R), and NASDAQ OMX(R) ABA(R) Community Bank IndexSM trademarks, and certain trade names and service marks of the Corporations and the use of the NASDAQ OMX ABA Community Bank Index which is determined and composed by the Corporations without regard to Licensee or the Fund. The Corporations have no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the NASDAQ OMX ABA Community Bank Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ OMX ABA COMMUNITY BANK INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY FIRST TRUST OR THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ OMX ABA COMMUNITY BANK INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ OMX ABA COMMUNITY BANK INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

All price history data for the NASDAQ OMX(R) ABA(R) Community Bank IndexSM prior to its dissemination date, June 28, 2009 is indicative and NASDAQ OMX(R) makes no guarantee of the accuracy of back-tested data.


                                INDEX INFORMATION

INDEX DESCRIPTION
The Index includes a subset of banks and thrifts or their holding companies listed on NASDAQ(R).

For the purposes of the Index, a "community bank" is considered to be all U.S. banks and thrifts or their holding companies listed on NASDAQ(R), excluding the 50 largest U.S. banks by asset size. Also excluded are banks that have an international specialization and those banks that have a credit-card specialization, as screened by the ABA based on the most recent data from the FDIC. Banks with an international specialization are those institutions with assets greater than $10 billion and more than 25% of total assets in foreign offices. Banks with a credit-card specialization are those institutions with credit-card loans plus securitized receivables in excess of 50% of total assets plus securitized receivables. Securities in the Index have a market capitalization of at least $200 million and as of June 8, 2009, there were 96 securities that comprised the Index.

INDEX CONSTRUCTION
To be eligible for inclusion in the Index, the security's U.S. listing must be exclusively on NASDAQ(R) (unless the security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing).

The Index includes all NASDAQ(R) listed banks and thrifts or their holding companies (HCs) with an ICB (Industry Classification Benchmark) Code of 8355 (or that the ABA determines should be classified as such), excluding:

         1. Any of the 50 largest banks or thrifts based on asset size (and their HCs), as determined by the most recently available call report data as compiled by the FDIC.

         2. Any banks or thrifts classified as having an international specialization, as determined by the most recently available call report data as compiled by the FDIC, provided that such institutions constitute the majority of assets if in a holding company.

         3. Any banks or thrifts classified as having a credit-card specialization, as determined by the most recently available call report data as complied by the FDIC, provided that such institutions constitute the majority of assets if in a holding company.

In addition, a security must meet the following:

         o   a market capitalization of at least $200 million;

         o a three-month average daily dollar trading volume of at least $500 thousand;

         o the issuer of the security may not have entered into a definitive agreement or other arrangement which would likely result in the security no longer being Index eligible;

         o the security may not be issued by an issuer currently in bankruptcy proceedings;

         o the issuer of the security may not have annual financial statements with an audit opinion that is currently withdrawn; and

         o the issuer of the security must have "seasoned" on a recognized market (generally, a company is considered to be seasoned if it has been listed on a market for at least six months; in the case of spin-offs, the operating history of the spin-off will be considered).

INDEX CALCULATION
The Index is a market capitalization-weighted index. The value of the Index equals the aggregate value of the Index share weights, also known as the "Index Shares," of each of the securities included in the Index ("Index Securities") multiplied by each such security's Last Sale Price(1), and divided by the divisor of the Index. The divisor serves the purpose of scaling such aggregate value to a lower order of magnitude which is more desirable for Index reporting purposes. If trading in an Index Security is halted on its primary listing market, the most recent Last Sale Price for that security is used for all index computations until trading on such market resumes. Likewise, the most recent Last Sale Price is used if trading in a security is halted on its primary listing market before the market is open. The Index began on June 28, 2009 at a Base Value of 1000.00.

The formula for index value is as follows:

         o   Aggregate Adjusted Market Value/Divisor

The formula for the divisor is as follows:

         o (Market Value after Adjustments/Market Value before Adjustments) X Divisor before Adjustments

Two versions of the Index are calculated - a price return index and a total return index. The price return index (NASDAQ: ABQI) is ordinarily calculated without regard to cash dividends on Index Securities. The total return index (NASDAQ: ABQX) reinvests cash dividends on the ex-date. Both Indexes reinvest extraordinary cash distributions.



------------------
(1) For purposes of this document Last Sale Price refers to the last sale price on NASDAQ, which may be the NASDAQ Official Closing Price (NOCP).

The Index is calculated during the trading day and is disseminated once per second from 09:30:01 to 17:16:00 ET. The closing value of the Index may change up until 17:15:00 ET due to corrections to the Last Sale Price of the Index Securities.

ELIGIBILITY
Index eligibility is limited to a specific security type only. The security type eligible for inclusion in the Index is common stocks. Security types not included in the Index are ADRs, closed-end funds, convertible debentures, exchange traded funds, limited partnership interests, ordinary shares, preferred stocks, rights, shares of beneficial interest, warrants, units and other derivative securities.

Additionally, if at any time during the year other than the Evaluation, an Index Security no longer meets the Eligibility Criteria, or is otherwise determined to have become ineligible for inclusion in the Index, the security is removed from the Index and is not replaced. In all cases, a security is removed from the Index at its Last Sale Price.

INDEX MAINTENANCE
Changes in the price and/or Index Shares driven by corporate events such as stock dividends, stock splits, and certain spin-offs and rights issuances are adjusted on the ex-date. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5.0%, the change is made as soon as practicable. Otherwise, if the change in total shares outstanding is less than 5%, then all such changes are accumulated and made effective at one time on a quarterly basis after the close of trading on the third Friday in each of March, June, September and December.

In the case of a special cash dividend, a determination is made on an individual basis whether to make a change to the price of an Index Security in accordance with its Index dividend policy. If it is determined that a change will be made, it will become effective on the ex-date.

Ordinarily, whenever there is a change in Index Shares, a change in an Index Security, or a change to the price of an Index Security due to spin-offs, rights issuances or special cash dividends, the divisor is adjusted to ensure that there is no discontinuity in the value of the Index which might otherwise be caused by any such change. All changes are announced in advance and are reflected in the Index prior to market open on the Index effective date.

INDEX REBALANCING
On a quarterly basis coinciding with the scheduled quarterly Index Share adjustment procedures, the Index will be rebalanced if it is determined that:
(1) the current weight of the single largest market capitalization Index Security is greater than 25.0% and (2) the "collective weight" of those Index Securities whose individual current weights are in excess of 5%, when added together, exceed 50.0% of the Index.

If either threshold is broken, the Index would be rebalanced using a modified market capitalization-weighting such that the maximum weight of any Index Security will not exceed 8% and no more than 5 securities are at that cap. The excess weight of any capped security would be distributed proportionally across the remaining Index Securities. If after redistribution, any of the 5 highest ranked Index Securities were weighted below 8%, these securities would not be capped. Next, any remaining Index Securities in excess of 4% would be capped at 4% and the excess weight would be redistributed proportionally across the remaining Index Securities. The process would be repeated, if necessary, to derive the final weights.

The above modified market capitalization-weighting methodology would be applied to the capitalization of each Index Security, using the Last Sale Price of the security at the close of trading on the last trading day in February, May, August and November and after applying quarterly changes to the total shares outstanding. Index Shares would then be calculated by multiplying the weight of the security derived above by the new market value of the Index and dividing the modified market capitalization for each Index Security by its corresponding Last Sale Price.

In addition, a special rebalancing of the Index may be conducted at any time if it is determined necessary to maintain the integrity of the Index.

In administering the Index, NASDAQ OMX(R) will exercise reasonable discretion as it deems appropriate to ensure Index integrity.


                          PREMIUM/DISCOUNT INFORMATION

The Fund has not yet commenced operations and, therefore, does not have information about the differences between the Fund's daily market price on NASDAQ(R) and its NAV.


                                OTHER INFORMATION

CONTINUOUS OFFERING
The Fund will issue, on a continuous offering basis, its Shares in one or more groups of a fixed number of Fund Shares (each such group of such specified number of individual Fund Shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a Prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of the Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on NASDAQ(R) is satisfied by the fact that the Prospectus is available from NASDAQ(R) upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

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[LOGO OMITTED] First Trust                 First Trust
                                           Exchange-Traded Fund
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First Trust NASDAQ(R) ABA(R) Community Bank Index Fund



FOR MORE INFORMATION
For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to Shareholders. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (800) 621-1675, on the Fund's website at www.ftportfolios.com or through your financial adviser. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520 or by sending an electronic request to publicinfo@sec.gov.




First Trust Advisors L.P.
120 East Liberty Drive
Suite 400
Wheaton, Illinois 60187
(800) 621-1675
www.ftportfolios.com                                      SEC File #: 811-21774



                                   Back Cover

                       STATEMENT OF ADDITIONAL INFORMATION

                    INVESTMENT COMPANY ACT FILE NO. 811-21774
                        FIRST TRUST EXCHANGE-TRADED FUND


             FIRST TRUST NASDAQ(R) ABA(R) COMMUNITY BANK INDEX FUND

Ticker Symbol: QABA
Exchange: NASDAQ(R)


                               DATED JUNE 25, 2009

         This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated June 25, 2009 (the "Prospectus") for First Trust NASDAQ(R) ABA(R) Community Bank Index Fund (the "Fund"), a series of First Trust Exchange-Traded Fund (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Fund's Prospectus may be obtained without charge by writing to the Trust's distributor, First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, or by calling toll free at (800) 621-1675.


                                TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE TRUST AND THE FUND.................................1

EXCHANGE LISTING AND TRADING..................................................2

INVESTMENT OBJECTIVE AND POLICIES.............................................3

INVESTMENT STRATEGIES.........................................................4

SUBLICENSE AGREEMENTS........................................................14

INVESTMENT RISKS.............................................................15

MANAGEMENT OF THE FUND.......................................................18

ACCOUNTS MANAGED BY INVESTMENT COMMITTEE.....................................27

BROKERAGE ALLOCATIONS........................................................27

CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT, INDEX
     PROVIDER AND EXCHANGE...................................................29

ADDITIONAL INFORMATION.......................................................31

PROXY VOTING POLICIES AND PROCEDURES.........................................32

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS........................33

FEDERAL TAX MATTERS..........................................................44

DETERMINATION OF NAV.........................................................50

DIVIDENDS AND DISTRIBUTIONS..................................................51

MISCELLANEOUS INFORMATION....................................................52

                  GENERAL DESCRIPTION OF THE TRUST AND THE FUND

         The Trust was organized as a Massachusetts business trust on August 8, 2003 and is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares in 18 separate series, including the First Trust NASDAQ(R) ABA(R) Community Bank Index Fund (the "Fund"), a non-diversified series. This Statement of Additional Information relates only to the Fund. The shares of the Fund are referred to herein as "Shares" or "Fund Shares." Each series of the Trust represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

         The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

         The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter.

         The Trust's Declaration of Trust (the "Declaration") provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without a shareholder vote. The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund Shares may be disclosed by the Fund if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem Shares held by any shareholder for any reason under terms set by the Trustees. The Declaration also provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

         The Trust is not required to and does not intend to hold annual meetings of shareholders.

         Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or the Fund itself was unable to meet its obligations.

         The Fund is advised by First Trust Advisors L.P. (the "Adviser" or "First Trust").

         The Fund has applied to list and trade its Shares on The NASDAQ(R) Stock Market ("NASDAQ(R)"), subject to notice of issuance. The Shares will trade on NASDAQ(R) at market prices that may be below, at or above net asset value ("NAV"). The Fund offers and issues Shares at NAV only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities (the "Deposit Securities") included in the Fund's Index (as hereinafter defined), together with the deposit of a specified cash payment (the "Cash Component"). Creation Units are aggregations of 50,000 Shares of a Fund.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the applicable Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.


                          EXCHANGE LISTING AND TRADING

         There can be no assurance that the requirements of NASDAQ(R) necessary to maintain the listing of Shares of the Fund will continue to be met. NASDAQ(R) may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Fund's Index (as defined below) is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of NASDAQ(R), makes further dealings on NASDAQ(R) inadvisable. NASDAQ(R) will remove the Shares of the Fund from listing and trading upon termination of the Fund.

         As in the case of other stocks traded on NASDAQ(R), broker's commissions on transactions will be based on negotiated commission rates at customary levels.

         The Fund reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.


                        INVESTMENT OBJECTIVE AND POLICIES

         The Prospectus describes the investment objective and policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

         The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund:

                   (1) The Fund may not issue senior securities, except as permitted under the 1940 Act.

                   (2) The Fund may not borrow money, except that the Fund may
         (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

                   (3) The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the purchase and sale of portfolio securities.

                   (4) The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

                   (5) The Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund's total assets.

                   (6) The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

                   (7) The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Index that the Fund is based upon, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

         The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter, and
(2) such matter has not been approved by the vote of a majority of the outstanding voting securities.

         In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies and may be changed by the Board of Trustees.


                              INVESTMENT STRATEGIES

         Under normal circumstances, the Fund will invest at least 90% of its assets in common stocks that comprise the NASDAQ OMX(R) ABA(R) Community Bank Index(SM) (the "Index"). Fund Shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

TYPES OF INVESTMENTS

         Warrants: The Fund may invest in warrants. Warrants acquired by the Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. The Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

         Delayed-Delivery Transactions: The Fund may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, the Fund does not remit payment to the issuer, no interest is accrued on debt securities and dividend income is not earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of the Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them. At the time the Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its NAV. The Fund does not believe that NAV will be adversely affected by purchases of securities in delayed-delivery transactions.

         The Fund will earmark or maintain in a segregated account cash, U.S. Government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, a Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than a Fund's payment obligation).

         Illiquid Securities: The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed First Trust to look to factors such as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

         Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the

Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

         Money Market Funds: The Fund may invest in shares of money market funds to the extent permitted by the 1940 Act.

         Temporary Investments: The Fund may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A by Standard & Poor's Ratings Group ("S&P Ratings"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less.

         Short-term debt securities are defined to include, without limitation, the following:

                   (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Federal National Mortgage Association ("FNMA" or "Fannie Mae") which is a government-sponsored organization owned entirely by private stockholders and whose securities are guaranteed as to principal and interest by FNMA; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. In September 2008, FNMA was placed into conservatorship overseen by Federal Housing Finance Agency ("FHFA"). As conservator, FHFA will succeed to the rights, titles, powers and privileges of FNMA and any stockholder, officer or director of the company with respect to FNMA and its assets and title to all books, records and company assets held by any other custodian or third party. FHFA is charged with operating FNMA. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

                   (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. On October 3, 2008, the Emergency Economic Stabilization Act of 2008 increased the maximum amount of federal deposit insurance coverage payable as to any certificate of deposit from $100,000 to $250,000 per depositor until December 31, 2009. The maximum coverage limit will return to $100,000 per certificate of deposit on January 1, 2010, absent further legislation. Therefore, certificates of deposit purchased by the Fund may not be fully insured.

                   (3) Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

                   (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. In addition, the Fund may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Fund, however, intends to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                   (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

                   (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The Fund's portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may only invest in commercial paper rated A-1 or better by S&P Ratings, Prime-1 or higher by Moody's or F2 or higher by Fitch.

PORTFOLIO TURNOVER

         The Fund buys and sells portfolio securities in the normal course of their investment activities. The proportion of the Fund's investment portfolio that is bought and sold during a year is known as the Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

HEDGING STRATEGIES

General Description of Hedging Strategies

         The Fund may engage in hedging activities. First Trust may cause the Fund to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge the Fund's holdings.

         Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, the Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

         The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the Futures industry's self-regulatory organization. The Fund will not enter into Futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's total assets. In addition, the Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

         The foregoing limitations are not fundamental policies of the Fund and may be changed without shareholder approval as regulatory agencies permit.

Asset Coverage for Futures and Options Positions

         The Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

         The Fund may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

         A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or the Value Line(R) Composite Index or a more narrow market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, NASDAQ(R) and the Philadelphia Stock Exchange.

         The Fund's use of stock index options is subject to certain risks. Successful use by the Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

         There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

         The writing and purchasing of options is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Futures Contracts

         The Fund may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by the Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA"). The Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

         An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

         Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract.

         The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

         If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily NAV, the Fund will mark to market the current value of its open Futures Contracts. The Fund expects to earn interest income on their margin deposits.

         Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

         Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some investors to substantial losses.

         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Futures position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         A public market exists in Futures Contracts covering a number of indices, including, but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line(R) Composite Index and the NYSE Composite Index.

Options on Futures

         The Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

         The Fund may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities a Fund intends to acquire.

         As with investments in Futures Contracts, the Fund is required to deposit and maintain margin with respect to put and call options on Futures Contracts written by them. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by the Fund. The Fund will earmark or set aside in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

         The risks associated with the use of options on Futures Contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.


                              SUBLICENSE AGREEMENTS

         The Fund relies on a product license agreement (the "Product License Agreement") by and among NASDAQ OMX Group, Inc., American Bankers Association (collectively, the "Index Provider") and First Trust and a related sublicense agreement (the "Sublicense Agreement") with First Trust that grants the Fund a non-exclusive and non-transferable sublicense to use certain intellectual property of the Index Provider in connection with the issuance, distribution, marketing and/or promotion of the Fund. Pursuant to the Sublicense Agreement, each Fund has agreed to be bound by certain provisions of the Product License Agreement. Pursuant to the Product License Agreement, First Trust will pay the Index Provider an annual license fee of 0.09% of the average daily NAV of the Fund. The Fund will reimburse First Trust for its costs associated with the Product License Agreement

Index Provider Disclaimer

         NASDAQ OMX GROUP, INC. AND ITS AFFILIATES (THE "CORPORATIONS") DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ OMX ABA COMMUNITY BANK INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY FIRST TRUST OR THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ OMX ABA COMMUNITY BANK INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ OMX ABA COMMUNITY BANK INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                INVESTMENT RISKS

Overview

         An investment in the Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in the Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

         Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by the Fund. The equity securities held in the Fund may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Fund's purchase and sale of the equity securities and other factors.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

ADDITIONAL RISK OF INVESTING IN THE FUND

Liquidity Risk

         Whether or not the equity securities in the Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in certain of the Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

         In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

                   (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. In 2008 and early 2009, securities markets were significantly negatively affected by the financial crisis that initially resulted from the downturn in the subprime mortgage market in the United States. The impact of the financial crisis on securities markets has proven to be significant and may be long-lasting and may have a substantial impact on the value of derivatives and their underlying assets. Furthermore, the war and political instability in certain regions of the world, such as the Middle East and Afghanistan, and terrorist attacks in the United States and around the world have resulted in market volatility, which may have long term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund does not know how long the securities markets will continue to be affected by these events and cannot predict the effects of similar events in the future on the U.S. economy and worldwide securities markets. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund's overall investments and investment objective.

                   (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

                   (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

                   (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

                   (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

                   (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.


                             MANAGEMENT OF THE FUND

         The general supervision of the duties performed for the Fund under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Fund, choose the Trust's officers and hire the Trust's investment adviser. The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                              THE FIRST        OTHER
                                                  TERM OF OFFICE                              TRUST FUND       TRUSTEESHIPS
                                                  AND YEAR FIRST                              COMPLEX          OR
NAME, ADDRESS                 POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS       OVERSEEN BY      DIRECTORSHIPS
AND DATE OF BIRTH             OFFICES WITH TRUST  APPOINTED       DURING PAST 5 YEARS         TRUSTEE          HELD BY TRUSTEE

Trustee who is an
Interested Person of the
Trust
------------------------
James A. Bowen(1)             President,          o Indefinite    President, First            60 Portfolios    Trustee of
120 East Liberty Drive,       Chairman of the       term          Trust Advisors L.P.                          Wheaton
  Suite 400                   Board, Chief                        and First Trust                              College
Wheaton, IL 60187             Executive Officer                   Portfolios L.P.;
D.O.B.: 09/55                 and Trustee         o 2003          Chairman of the Board
                                                                  of Directors, BondWave LLC
                                                                  (Software Development
                                                                  Company/Broker-Dealer/Investment
                                                                  Adviser) and Stonebridge
                                                                  Advisors LLC (Investment
                                                                  Adviser)


                                     - 18 -




                                                                                              NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                              THE FIRST        OTHER
                                                  TERM OF OFFICE                              TRUST FUND       TRUSTEESHIPS
                                                  AND YEAR FIRST                              COMPLEX          OR
NAME, ADDRESS                 POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS       OVERSEEN BY      DIRECTORSHIPS
AND DATE OF BIRTH             OFFICES WITH TRUST  APPOINTED       DURING PAST 5 YEARS         TRUSTEE          HELD BY TRUSTEE

Independent Trustees
------------------------

Richard E. Erickson           Trustee             o Indefinite    Physician; President,       60 Portfolios    None
c/o First Trust Advisors                            term          Wheaton Orthopedics;
L.P.                                                              Co-owner and
120 East Liberty Drive,                                           Co-Director (January
  Suite 400                                       o 2005          1996 to May 2007),
Wheaton, IL 60187                                                 Sports Med Center for
D.O.B.: 04/51                                                     Fitness; Limited
                                                                  Partner, Gundersen
                                                                  Real Estate Limited
                                                                  Partnership; Member,
                                                                  Sportsmed LLC

Thomas R. Kadlec              Trustee             o Indefinite    Senior Vice President       60 Portfolios    Director of
c/o First Trust Advisors                            term          and Chief Financial                          ADM Investor
L.P.                                                              Officer (May 2007 to                         Services,
120 East Liberty Drive,                           o 2005          Present), Vice                               Inc., and
  Suite 400                                                       President and Chief                          Director of
Wheaton, IL 60187                                                 Financial Officer                            Archer
D.O.B.: 11/57                                                     (1990 to May 2007),                          Financial
                                                                  ADM Investor                                 Services,
                                                                  Services, Inc.                               Inc.
                                                                  (Futures Commission
                                                                  Merchant); President
                                                                  (May 2005 to
                                                                  Present), ADM
                                                                  Derivatives, Inc.;
                                                                  Registered
                                                                  Representative (2000
                                                                  to Present),
                                                                  Segerdahl & Company,
                                                                  Inc., a FINRA member
                                                                  (Broker-Dealer)

Robert F. Keith               Trustee             o Indefinite    President (2003 to          60 Portfolios    None
c/o First Trust Advisors                            term          Present), Hibs
L.P.                                                              Enterprises
120 East Liberty Drive,                           o 2006          (Financial and
  Suite 400                                                       Management Consulting)
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson               Trustee             o Indefinite    President (June 2002        60 Portfolios    Director of
c/o First Trust Advisors                            term          to Present), Covenant                        Covenant
L.P.                                                              College                                      Transport Inc.
120 East Liberty Drive,                           o 2005
  Suite 400
Wheaton, IL 60187
D.O.B.: 03/54


Officers of the Trust
------------------------

Mark R. Bradley               Treasurer,          o Indefinite    Chief Financial             N/A              N/A
120 East Liberty Drive,       Controller, Chief     term          Officer, First Trust
  Suite 400                   Financial Officer                   Advisors L.P. and
Wheaton, IL 60187             and Chief                           First Trust
D.O.B.: 11/57                 Accounting Officer  o 2005          Portfolios L.P.;
                                                                  Chief Financial
                                                                  Officer, BondWave LLC
                                                                  (Software Development
                                                                  Company/Broker-Dealer/Investment
                                                                  Adviser) and
                                                                  Stonebridge Advisors
                                                                  LLC (Investment
                                                                  Adviser)


                                     - 19 -




                                                                                              NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                              THE FIRST        OTHER
                                                  TERM OF OFFICE                              TRUST FUND       TRUSTEESHIPS
                                                  AND YEAR FIRST                              COMPLEX          OR
NAME, ADDRESS                 POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS       OVERSEEN BY      DIRECTORSHIPS
AND DATE OF BIRTH             OFFICES WITH TRUST  APPOINTED       DURING PAST 5 YEARS         TRUSTEE          HELD BY TRUSTEE

James M. Dykas                Assistant           o Indefinite    Senior Vice President       N/A              N/A
120 East Liberty Drive,       Treasurer             term          (April 2007 to
  Suite 400                                                       Present), Vice
Wheaton, IL 60187                                 o 2005          President (January
D.O.B.: 01/66                                                     2005 to April 2007),
                                                                  First Trust Advisors
                                                                  L.P. and First Trust
                                                                  Portfolios L.P.;
                                                                  Executive Director
                                                                  (December 2002 to
                                                                  January 2005), Vice
                                                                  President (December
                                                                  2000 to December
                                                                  2002), Van Kampen
                                                                  Asset Management and
                                                                  Morgan Stanley
                                                                  Investment Management

W. Scott Jardine              Secretary and       o Indefinite    General Counsel,            N/A              N/A
120 East Liberty Drive,       Chief Compliance      term          First Trust Advisors
  Suite 400                   Officer                             L.P. and First Trust
Wheaton, IL 60187                                 o 2005          Portfolios L.P.;
D.O.B.: 05/60                                                     Secretary, BondWave
                                                                  LLC (Software
                                                                  Development Company/
                                                                  Broker-Dealer/Investment
                                                                  Adviser) and
                                                                  Stonebridge Advisors
                                                                  LLC (Investment
                                                                  Adviser)

Daniel J. Lindquist           Vice President      o Indefinite    Senior Vice President       N/A              N/A
120 East Liberty Drive,                             term          (September 2005 to
  Suite 400                                                       Present), Vice
Wheaton, IL 60187                                 o 2005          President (April 2004
D.O.B.: 02/70                                                     to September 2005),
                                                                  First Trust Advisors
                                                                  L.P. and First Trust
                                                                  Portfolios L.P.

Coleen D. Lynch               Assistant Vice      o Indefinite    Assistant Vice              N/A              N/A
120 East Liberty Drive        President             term          President (January
  Suite 400                                       o 2008          2008 to Present),
Wheaton, IL 60187                                                 First Trust Advisors
D.O.B.: 07/58                                                     L.P. and First Trust
                                                                  Portfolios L.P.; Vice
                                                                  President (May 1998
                                                                  to January 2008), Van
                                                                  Kampen Asset
                                                                  Management and Morgan
                                                                  Stanley Investment
                                                                  Management

Kristi A. Maher               Assistant           o Indefinite    Deputy General              N/A              N/A
120 East Liberty Drive,       Secretary             term          Counsel (May 2007 to
  Suite 400                                                       Present), Assistant
Wheaton, IL 60187                                 o 2005          General Counsel
D.O.B.: 12/66                                                     (March 2004 to May
                                                                  2007), First Trust
                                                                  Advisors L.P. and
                                                                  First Trust
                                                                  Portfolios L.P.

Roger F. Testin               Vice President      o Indefinite    Senior Vice                 N/A              N/A
120 East Liberty Drive,                             term          President, First
  Suite 400                                                       Trust Advisors L.P.
Wheaton, IL 60187                                 o 2005          and First Trust
D.O.B.: 06/66                                                     Portfolios L.P.


                                     - 20 -




                                                                                              NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                              THE FIRST        OTHER
                                                  TERM OF OFFICE                              TRUST FUND       TRUSTEESHIPS
                                                  AND YEAR FIRST                              COMPLEX          OR
NAME, ADDRESS                 POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS       OVERSEEN BY      DIRECTORSHIPS
AND DATE OF BIRTH             OFFICES WITH TRUST  APPOINTED       DURING PAST 5 YEARS         TRUSTEE          HELD BY TRUSTEE

Stan Ueland                   Vice President      o Indefinite    Vice President              N/A              N/A
120 East Liberty Drive,                             term          (August 2005 to
  Suite 400                                                       Present), First Trust
Wheaton, IL 60187                                 o 2006          Advisors L.P. and
D.O.B.: 11/70                                                     First Trust Portfolios
                                                                  L.P; Vice President (May
                                                                  2004 to August 2005),
                                                                  BondWave LLC (Software
                                                                  Development Company/
                                                                  Broker-Dealer/Investment
                                                                  Adviser); Account
                                                                  Executive (January 2003
                                                                  to May 2004), Mina Capital,
                                                                  LLC and Samaritan
                                                                  Asset Management
                                                                  Services, Inc.
--------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as President of First Trust, investment adviser of the Fund.

         The Board of Trustees has four standing committees: the Executive Committee (Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee, which is authorized to exercise all of the powers and authority of the Board in respect of the declaration and setting of dividends. Messrs. Bowen and Erickson are members of the Executive Committee. During the last fiscal year, the Executive Committee held four meetings.

         The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including Shareholders. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including Shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board, Shareholders of the Fund shall mail such recommendation to W. Scott Jardine at the Fund's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder); (b) a full description of the proposed candidate's background, including his or her education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate; (d) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and
(e) any other information that may be helpful to the Nominating and Governance

Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the chairman of the Nominating and Governance Committee and the outside counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. During the last fiscal year, the Nominating and Governance Committee held four meetings.

         The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Valuation Committee. During the last fiscal year, the Valuation Committee held four meetings.

         The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to approval by the Board of Trustees). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee. During the last fiscal year, the Audit Committee held nine meetings.

         Messrs. Bowen, Erickson, Kadlec, Keith and Nielson are trustees of First Defined Portfolio Fund, LLC, an open-end fund with eight portfolios, 14 closed-end funds and three exchange-traded fund trusts (including the Trust) with 39 portfolios (collectively, the "First Trust Fund Complex"). None of the Independent Trustees, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios L.P. ("First Trust Portfolios") or their affiliates. In addition, Mr. Bowen and the other officers of the Trust (other than Roger Testin and Stan Ueland) hold the same positions with the other funds and trusts of the First Trust Fund Complex as they hold with the Trust. Mr. Ueland, Vice President of the Trust, serves in the same position for the other exchange-traded fund trusts of the First Trust Fund Complex. Mr. Testin, Vice President of the Trust, serves in the same position for the other exchange-traded fund trusts and the open-end fund of the First Trust Fund Complex.

         Under the Trustees' compensation plan, each Independent Trustee is paid an annual retainer of $10,000 per trust for the first 14 trusts in the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust of the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. Trustees are also reimbursed by the funds in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. No additional meeting fees are paid in connection with board or committee meetings.

         Additionally, for all the trusts in the First Trust Fund Complex, effective January 1, 2008, Dr. Erickson is paid annual compensation of $10,000 to serve as the Lead Trustee, Mr. Keith is paid annual compensation of $5,000 to serve as the chairman of the Audit Committee, Mr. Kadlec is paid annual compensation of $2,500 to serve as chairman of the Valuation Committee and Mr. Nielson is paid annual compensation of $2,500 to serve as the chairman of the Nominating and Governance Committee. The chairmen and the Lead Trustee will serve two years before rotating to serve as a chairman of another committee or as Lead Trustee. The additional compensation is allocated equally among each of the trusts in the First Trust Fund Complex.

         The following table sets forth the estimated compensation (including reimbursement for travel and out-of-pocket expenses) to be paid by the Trust projected during a full fiscal year to each of the Trustees and the total compensation paid to each of the Trustees by the First Trust Fund Complex for the fiscal year ended December 31, 2008. The Trust has no retirement or pension plans. The officers and Trustee who is an "interested person" as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by First Trust.

                                                                                       TOTAL COMPENSATION
                                           ESTIMATED AGGREGATE TOTAL                        FROM THE
 NAME OF TRUSTEE                        COMPENSATION FROM THE TRUST (1)           FIRST TRUST FUND COMPLEX(2)
 Richard E. Erickson                                $10,000                                 $180,000
 Thomas R. Kadlec                                    $9,584                                 $172,500
 Robert F. Keith                                     $9,722                                 $175,000
 Niel B. Nielson                                     $9,584                                 $177,297
--------------------

(1) The compensation estimated to be paid by the Trust to the Trustees for a full fiscal year for services to the Trust.

(2) The total compensation paid to the Independent Trustees for the calendar year ended December 31, 2008 for services to the eight portfolios of First Defined Portfolio Fund, LLC, an open-end fund, 14 closed-end funds and 38 series of the Trust, the First Trust Exchange-Traded Fund II and First Trust Exchange-Traded AlphaDEX(R) Fund, all advised by First Trust.

         The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2008:


DOLLAR RANGE OF EQUITY SECURITIES IN A FUND

                                                     AGGREGATE DOLLAR RANGE OF
                                                      EQUITY SECURITIES IN ALL
                         DOLLAR RANGE OF EQUITY        REGISTERED INVESTMENT
                         SECURITIES IN THE FUND    COMPANIES OVERSEEN BY TRUSTEE
                         (NUMBER OF SHARES HELD)    IN FIRST TRUST FUND COMPLEX

INTERESTED TRUSTEE
James A. Bowen                    None                     Over $100,000

INDEPENDENT TRUSTEES
Richard E. Erickson               None                     Over $100,000
Thomas R. Kadlec                  None                     Over $100,000
Robert F. Keith                   None                     Over $100,000
Niel B. Nielson                   None                    $50,001-$100,000

         As of June 25, 2009, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

         As of June 25, 2009, the officers and Trustees, in the aggregate, owned less than 1% of the Shares of the Fund.

         As of June 25, 2009, First Trust Portfolios was the sole shareholder of the Fund. As sole shareholder, First Trust Portfolios has the ability to control the outcome of any item presented to shareholders for approval.

         Investment Adviser. First Trust, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, is the investment adviser to the Fund. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of the Trust.

         First Trust provides investment tools and portfolios for advisers and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

         First Trust acts as investment adviser for and manages the investment and reinvestment of the assets of the Fund. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

         Pursuant to an Investment Management Agreement (the "Investment Management Agreement") between First Trust and the Trust, the Fund has agreed to pay an annual management fee equal to 0.40% of its average daily net assets.

         The Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, sublicensing fees, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses that are both unusual in nature and infrequent in their occurrence. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets until June 30, 2011. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in a Fund's expenses exceeding 0.60% of average daily net assets.

         Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement continues until two years after the initial issuance of Fund Shares and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Fund.

         Investment Committee. The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Fund. There are currently six members of the Investment Committee, as follows:

                                POSITION WITH               LENGTH OF SERVICE        PRINCIPAL OCCUPATION
NAME                            FIRST TRUST                 WITH FIRST TRUST         DURING PAST FIVE YEARS

Daniel J. Lindquist             Senior Vice President       Since 2004               Senior Vice President
                                                                                     (September 2005 to Present),
                                                                                     Vice President (April 2004 to
                                                                                     September 2005), First Trust
                                                                                     Advisors L.P. and First Trust
                                                                                     Portfolios L.P.

Robert F. Carey                 Chief Investment Officer    Since 1991               Chief Investment Officer and
                                and Senior Vice President                            Senior Vice President, First
                                                                                     Trust Advisors L.P. and First
                                                                                     Trust Portfolios L.P.

Jon C. Erickson                 Senior Vice President       Since 1994               Senior Vice President, First
                                                                                     Trust Advisors L.P. and First
                                                                                     Trust Portfolios L.P.

David G. McGarel                Senior Vice President       Since 1997               Senior Vice President, First
                                                                                     Trust Advisors L.P. and First
                                                                                     Trust Portfolios L.P.

Roger F. Testin                 Senior Vice President       Since 2001               Senior Vice President, First
                                                                                     Trust Portfolios L.P. and
                                                                                     First Trust Advisors L.P.

Stan Ueland                     Vice President              Since 2005               Vice President (August 2005 to
                                                                                     Present), First Trust Advisors
                                                                                     L.P. and First Trust
                                                                                     Portfolios L.P.; Vice
                                                                                     President (May 2004 to August
                                                                                     2005), BondWave LLC (Software


                                     - 25 -




                                POSITION WITH               LENGTH OF SERVICE        PRINCIPAL OCCUPATION
NAME                            FIRST TRUST                 WITH FIRST TRUST         DURING PAST FIVE YEARS

                                                                                     Development Company/
                                                                                     Broker-Dealer); Account
                                                                                     Executive (January 2003 to May
                                                                                     2004), Mina Capital
                                                                                     Management, LLC and Samaritan
                                                                                     Asset Management Services, Inc.

         Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Fund's investment strategies.

         David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

         Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by Fund that do not utilize quantitative investment strategies.

         Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Fund's portfolios.

         Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

         Stan Ueland: Mr. Ueland plays an important role in executing the investment strategies of the Fund advised by First Trust.

         No member of the Investment Committee beneficially owns any Shares of the Fund.

         Compensation. The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as performance of the Fund or the value of assets included in the Fund's portfolios. In addition, Mr. Carey, Mr. Erickson, Mr. Lindquist and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

         The Investment Committee manages the other investment vehicles with the number of accounts and assets, as of December 31, 2008, set forth in the table below:

                    ACCOUNTS MANAGED BY INVESTMENT COMMITTEE

                                         REGISTERED INVESTMENT          OTHER POOLED
                                               COMPANIES            INVESTMENT VEHICLES            OTHER ACCOUNTS
                                          NUMBER OF ACCOUNTS         NUMBER OF ACCOUNTS         NUMBER OF ACCOUNTS
INVESTMENT COMMITTEE MEMBER                   ($ ASSETS)                 ($ ASSETS)                 ($ ASSETS)
Robert F. Carey                           47 ($2,114,608,061)         6 ($304,110,565)         4,631 ($750,232,382)
Roger F. Testin                           47 ($2,114,608,061)         6 ($304,110,565)         4,631 ($750,232,382)
Jon C. Erickson                           47 ($2,114,608,061)         6 ($304,110,565)         4,631 ($750,232,382)
David G. McGarel                          47 ($2,114,608,061)         6 ($304,110,565)         4,631 ($750,232,382)
Daniel J. Lindquist                       47 ($2,114,608,061)         6 ($304,110,565)         4,631 ($750,232,382)
Stan Ueland                               21 ($203,913,346)                 N/A                       N/A

         None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Fund's investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategy of the Fund and the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Fund and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Fund and other accounts managed by the Investment Committee.


                              BROKERAGE ALLOCATIONS

         First Trust is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on the Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of Shares.

         Section 28(e) of the 1934 Act, permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

         In light of the above, in selecting brokers, First Trust may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. First Trust believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Management Agreement provides that such higher commissions will not be paid by the Fund unless the adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to First Trust under the Investment Management Agreement are not reduced as a result of receipt by First Trust of research services. First Trust has advised the Board of Trustees that it does not use soft dollars.

         First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Fund effects their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Fund. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

         Administrator. The Bank of New York Mellon Corporation ("BONY") serves as Administrator for the Fund. Its principal address is 101 Barclay St., New York, NY 10286.

         BONY serves as Administrator for the Trust pursuant to a Fund Administration and Accounting Agreement. Under such agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund. BONY will generally assist in all aspects of the Trust's and the Fund's operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; and provide monitoring reports and assistance regarding compliance with federal and state securities laws.

         Pursuant to the Fund Administration and Accounting Agreement, the Trust on behalf of the Fund has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

         Pursuant to the Fund Administration and Accounting Agreement between BONY and the Trust, the Fund has agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BONY in the performance of its duties. This fee is subject to reduction for assets over $1 billion.

         The Trust, on behalf of the Fund, has entered into an agreement with PNC Global Investment Servicing (U.S.) Inc. ("PNC"), Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PNC provides certain board administrative services to the Trust in connection with the Board's meetings and other related matters.


         CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT,
                           INDEX PROVIDER AND EXCHANGE

         Custodian. BONY, as custodian for the Fund pursuant to a Custody Agreement, holds the Fund's assets. BONY also serves as transfer agent of the Fund pursuant to a Transfer Agency and Service Agreement. As the Fund's accounting agent, BONY calculates the NAV of Shares and calculates net income and realized capital gains or losses. BONY may be reimbursed by the Fund for its out-of-pocket expenses.

         Distributor. First Trust Portfolios is the distributor (the "Distributor") and principal underwriter of the Shares of the Fund. Its principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

         The Adviser may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares. The Adviser's available resources to make these payments include profits from advisory fees received from the Fund. The services the Adviser may pay for include, but are not limited to, advertising and attaining access to certain conferences and seminars, as well as being presented with the opportunity to address investors and industry professionals through speeches and written marketing materials.

         12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Fund may reimburse the Distributor up to a maximum annual rate of 0.25% its average daily net assets.

         Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

         The Plan was adopted in order to permit the implementation of the Fund's method of distribution. However, pursuant to a contractual agreement, the Fund will not pay 12b-1 fees any time before June 30, 2011.

         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority ("FINRA").

         The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).

         Index Provider. The Index is maintained by the Index Provider. The Index began on June __, 2009 at a base value of 1000.00.

         The Index Provider is not affiliated with the Fund or with First Trust. The Fund is entitled to use the applicable Index pursuant to a sublicensing arrangement with First Trust, which in turn has a Product License Agreement with the Index Provider.

         Exchange. The only relationship that NASDAQ(R) has with First Trust or the Distributor of the Fund in connection with the Fund is that NASDAQ(R) lists the Shares of the Fund and disseminates the intra-day portfolio values that are calculated by the Intra-Day Portfolio Calculator pursuant to its listing agreement with the Trust. NASDAQ(R) is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. NASDAQ(R) has no obligation or liability in connection with the administration, marketing or trading of the Fund.


                             ADDITIONAL INFORMATION

         Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC Acts as Securities Depository for Fund Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the "NYSE") and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.


                      PROXY VOTING POLICIES AND PROCEDURES

         The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

         A senior member of First Trust is responsible for oversight of the Fund's proxy voting process. First Trust has engaged the services of ISS Governance Services, a division of Risk Metrics Group, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Fund. ISS provides voting recommendations based upon established guidelines and practices. First Trust reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, First Trust may not vote in accordance with the ISS recommendations when First Trust believes that specific ISS recommendations are not in the best interests of the Fund. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest.

         First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.

         Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available upon request and without charge on the Fund's website at http://www.ftportfolios.com, by calling (800) 621-1675 or by accessing the SEC's website at http://www.sec.gov.

         Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC on Form N-Q. Form N-Q for the Trust is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Form N-Q is available without charge, upon request, by calling (800) 621-1675 or (800) 983-0903 or by writing to First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

         Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily each day the NYSE is open for trading via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of the Fund. The Fund's portfolio holdings are also available on the Fund's website at http://www.ftportfolios.com. The Trust, First Trust and BONY will not disseminate non-public information concerning the Trust.

         Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes of Ethics are on public file with, and are available from, the SEC.


              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         Creation. The Trust issues and sells Shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's

Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of the Fund may consist of (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or (ii) a designated portfolio of equity securities determined by First Trust--the "Deposit Securities"--per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the underlying index ("Fund Securities") and generally an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component (including the cash in lieu amount) constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

         The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on NYSE (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by First Trust with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component stocks of the underlying index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will at the expense of the Fund and will affect the value of all Shares; but First Trust, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

         Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor and transfer agent, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time in order to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

         Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by First Trust and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

         All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted in order to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

         Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See "Creation Transaction Fee" section below).

         Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

         Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor with respect to the Fund if: (i) the order is not in proper form;
(ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         Creation Transaction Fee. Purchasers of Creation Units will be required to pay a standard creation transaction fee (the "Creation Transaction Fee"), described below, payable to BONY regardless of the number of Creation Units. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by the Fund with respect to transactions effected outside of the Clearing Process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

         The standard creation transaction fee is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:


                    Number of Securities               Creation
                     in a Creation Unit            Transaction Fee
                            1-100                       $500
                          101-200                     $1,000
                          201-300                     $1,500
                          301-400                     $2,000
                          401-500                     $2,500
                          501-600                     $3,000
                          601-700                     $3,500

         Redemption of Fund Shares In Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

         With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the

Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         Redemption Transaction Fee. A redemption transaction fee (the "Redemption Transaction Fee") is imposed to offset transfer and other transaction costs that may be incurred by the Fund. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Fund with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services.

         The standard redemption transaction fee is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

                       Number of Securities           Redemption
                        in a Creation Unit         Transaction Fee
                              1-100                       $500
                            101-200                     $1,000
                            201-300                     $1,500
                            301-400                     $2,000
                            401-500                     $2,500
                            501-600                     $3,000
                            601-700                     $3,500

         Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

         Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a

Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth in this SAI under "Determination of NAV" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

         The chart below describes in further detail the placement of redemption orders outside the clearing process.

                           TRANSMITTAL            NEXT BUSINESS            SECOND BUSINESS          THIRD BUSINESS
                           DATE (T)               DAY (T+1)                DAY (T+2)                DAY (T+3)

 CREATION THROUGH NSCC

 STANDARD ORDERS           4:00 p.m.              No action.               No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order must be                                                            delivered.
                           received by the
                           Distributor.

 CUSTOM ORDERS             3:00 p.m.              No action.               No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order must be                                                            delivered.
                           received by the
                           Distributor.

                           Orders received
                           after 3:00 p.m.
                           will be treated as
                           standard orders.

 CREATION OUTSIDE NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order in proper        Deposit Securities must                           delivered.
                           form must be           be received by the
                           received by the        Fund's account through
                           Distributor. DTC.

                                                  2:00 p.m. (ET)

                                                  Cash Component must be
                                                  received by the Custodian.

 STANDARD ORDERS CREATED   4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               1:00 p.m.
 IN ADVANCE OF RECEIPT
 BY THE TRUST OF ALL OR    Order in proper        Available Deposit                                 Missing Deposit
 A PORTION OF THE          form must be           Securities.                                       Securities are due to
 DEPOSIT SECURITIES        received by the                                                          the Trust or the Trust
                           Distributor.           Cash in an amount equal                           may use cash on deposit
                                                  to the sum of (i) the                             to purchase missing
                                                  Cash Component, plus                              Deposit Securities.
                                                  (ii) 115% of the market
                                                  value of the                                      Creation Unit
                                                  undelivered Deposit                               Aggregations will be
                                                  Securities.                                       delivered.


                                     - 42 -




                           TRANSMITTAL            NEXT BUSINESS            SECOND BUSINESS          THIRD BUSINESS
                           DATE (T)               DAY (T+1)                DAY (T+2)                DAY (T+3)

 CUSTOM ORDERS             3:00 p.m.              11:00 a.m. (ET)          No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order in proper        Deposit Securities must                           delivered.
                           form must be           be received by the
                           received by the        Fund's account through
                           Distributor. DTC.

                           Order received         2:00 p.m. (ET)
                           after 3:00 p.m.
                           will be treated as     Cash Component must be
                           standard orders.       received by the Orders
                                                  Custodian.

 REDEMPTION THROUGH NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         No action.               No action.               Fund Securities and Cash
                                                                                                    Redemption Amount will
                           Order must be                                                            be transferred.
                           received by the
                           Transfer Agent.

                           Orders received
                           after 4:00 p.m.
                           (ET) will be deemed
                           received on the
                           next business day
                           (T+1)

 CUSTOM ORDERS             3:00 p.m. (ET)         No action.               No action.               Fund Securities and Cash
                                                                                                    Redemption Amount will
                           Order must be                                                            be transferred.
                           received by the
                           Transfer Agent

                           Order received
                           after 3:00 p.m.
                           will be treated as
                           standard orders.

 REDEMPTION OUTSIDE NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Fund Securities and Cash
                                                                                                    Redemption Amount is
                           Order must be          Fund Shares must be                               delivered to the
                           received by the        delivered through DTC                             redeeming beneficial
                           Transfer Agent.        to the Custodian.                                 owner.

                           Order received         2:00 p.m.
                           after 4:00 p.m.
                           (ET) will be deemed    Cash Component, if any,
                           received on the        is due.
                           next business day
                           (T+1).

                                                  *If the order is not in proper
                                                  form or the Fund Shares are
                                                  not delivered, then the order
                                                  will not be deemed received as
                                                  of T.


                                     - 43 -




                           TRANSMITTAL            NEXT BUSINESS            SECOND BUSINESS          THIRD BUSINESS
                           DATE (T)               DAY (T+1)                DAY (T+2)                DAY (T+3)

 CUSTOM ORDERS             3:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Fund Securities and Cash
                                                                                                    Redemption Amount is
                           Order must be          Fund Shares must be                               delivered to the
                           received by the        delivered through DTC                             redeeming beneficial
                           Transfer Agent.        to the Custodian.                                 owner.

                           Order received         2:00 p.m.
                           after 3:00 p.m.
                           will be treated as     Cash Component, if any,
                           standard orders.       is due.

                                                  *If the order is not in proper
                                                  form or the Fund Shares are
                                                  not delivered, then the order
                                                  will not be deemed received as
                                                  of T.


                               FEDERAL TAX MATTERS

         This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

         This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

         As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

         The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

         To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables),

U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on their investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that they distribute to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

         Dividends paid out of the Fund's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from regulated investment companies such as the Fund is generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Dividends received by the Fund from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

         These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Fund will provide notice to its shareholders of the amount of any distributions which may be taken into account as a dividend which is eligible for the capital gains tax rates. The Fund can not make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

         A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction.

         Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the value of a Share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

         Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

SALE OR EXCHANGE OF FUND SHARES

         Upon the sale or other disposition of Shares of the Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

         Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

         If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

NATURE OF FUND INVESTMENTS

         Certain of the Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

         The Fund's transactions in Futures Contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes.

INVESTMENTS IN CERTAIN FOREIGN CORPORATIONS

         If the Fund holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its Unitholders. The Fund will not be able to pass through to its Unitholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distributions requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

BACKUP WITHHOLDING

         The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

         U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

         Income Not Effectively Connected. If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

         Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the

United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

         Dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities and that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2010.

         Income Effectively Connected. If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

OTHER TAXATION

         Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

                              DETERMINATION OF NAV

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

         The per share NAV of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. The Fund's NAV may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining NAV, portfolio securities for the Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

                   (1) Common stocks and other equity securities listed on any exchange other than NASDAQ(R) and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ(R) or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ(R) or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on NASDAQ(R) and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

                   (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

                   (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. Over-the-counter options and Futures Contracts will be valued at their closing bid prices.

                   (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

         In addition, the following types of securities will be valued as follows:

                   (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities.

                   (2) Fixed income securities maturing within 60 days are valued by the fund accounting agent on an amortized cost basis.

                   (3) Repurchase agreements will be valued as follows. Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

         The value of any portfolio security held by the Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

         Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

         The Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.


                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

         General Policies. Dividends from net investment income, if any, are declared and paid semi-annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

         Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

         Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.


                            MISCELLANEOUS INFORMATION

         Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

         Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois 60606, serves as the Fund's independent registered public accounting firm. The firm audits the Fund's financial statements and performs other related audit services.

                     FIRST TRUST EXCHANGE-TRADED FUND
                        PART C - OTHER INFORMATION

ITEM 28.    EXHIBITS

EXHIBIT NO. DESCRIPTION
     (a)    Declaration of Trust of the Registrant. (1)
     (b)    By-Laws of the Registrant. (2)
     (c)    (1) Establishment and Designation of Series dated June 10, 2005. (1)
            (2) Amended and Restated Establishment and Designation of
                Series dated January 23, 2006. (6)
            (3) Amended and Restated Establishment and Designation of
                Series dated March 13, 2006. (11)
            (4) Amended and Restated Establishment and Designation of
                Series dated July 26, 2006. (18)
            (5) Amended and Restated Establishment and Designation of
                Series dated January 17, 2007. (24)
            (6) Amended and Restated Establishment and Designation of
                Series dated January 20, 2009. (33)
            (7) Amended and Restated Establishment and Designation of
                Series dated May 11, 2009. (34)
     (d)    (1) Investment Management Agreement dated September 24, 2005, as amended. (6)
            (2) Excess Expense Agreement, as amended. (6)
            (3) Amendment to Schedule A of the Investment Management
                Agreement. (10)
            (4) Amendment to Appendix I of the Excess Expense Agreement. (10)
            (5) Amendment to Schedule A of the Investment Management
                Agreement. (11)
            (6) Amendment to Appendix I of the Excess Expense Agreement. (11)
            (7) Amendment to Schedule A of the Investment Management
                Agreement. (14)
            (8) Amendment to Appendix I of the Excess Expense Agreement. (14)
            (9) Amendment to Schedule A of the Investment Management
                Agreement. (15)
           (10) Amendment to Appendix I of the Excess Expense Agreement. (15)
           (11) Amendment to Schedule A of the Investment Management
                Agreement. (18)
           (12) Expense Reimbursement, Fee Waiver and Recovery Agreement dated July 26, 2006. (22)
           (13) Amendment to Schedule A of the Investment Management
                Agreement. (26)
           (14) Amendment to Appendix I of the Excess Expense Agreement. (26)
           (15) Amendment to Schedule A of the Investment Management
                Agreement. (27)
           (16) Amended and Restated Expense Reimbursement, Fee Waiver and Recovery Agreement. (27)
           (17) Amendment to Schedule A of the Investment Management
                Agreement. (28)
           (18) Amendment to Exhibit A of the Amended and Restated Expense Reimbursement Agreement, Fee Waiver and Recovery Agreement. (28)
           (19) Amendment to Exhibit A of the Amended and Restated Expense Reimbursement Agreement, Fee Waiver and Recovery Agreement. (32)
           (20) Letter Agreement regarding the Expense Cap Term, dated
                April 8, 2009. (33)
           (21) Amendment to Schedule A of the Investment Management
                Agreement. (34)
           (22) Letter Agreement regarding the Expense Cap Term, dated
                June 16, 2009. (34)
     (e)    (1) Distribution Agreement dated September 24, 2005, as amended. (6)
            (2) Amendment to Exhibit A of the Distribution Agreement. (10)
            (3) Amendment to Exhibit A of the Distribution Agreement. (11)
            (4) Amendment to Exhibit A of the Distribution Agreement. (14)
            (5) Amendment to Exhibit A of the Distribution Agreement. (15)
            (6) Amendment to Exhibit A of the Distribution Agreement. (18)

            (7) Amendment to Exhibit A of the Distribution Agreement. (26)
            (8) Amendment to Exhibit A of the Distribution Agreement. (27)
            (9) Amendment to Exhibit A of the Distribution Agreement. (28)
           (10) Amendment to Exhibit A of the Distribution Agreement. (34)
     (f)    Not Applicable.
     (g)    (1) Custody Agreement between the Registrant and The Bank of
                New York. (2)
            (2) Amendment to Schedule II of the Custody Agreement. (6)
            (3) Amendment to Schedule II of the Custody Agreement. (10)
            (4) Amendment to Schedule II of the Custody Agreement. (11)
            (5) Amendment to Schedule II of the Custody Agreement. (14)
            (6) Amendment to Schedule II of the Custody Agreement. (11)
            (7) Amendment to Schedule II of the Custody Agreement. (15)
            (8) Amendment to Schedule II of the Custody Agreement. (26)
            (9) Amendment to Schedule II of the Custody Agreement. (34)
     (h)    (1) Transfer Agency Agreement between the Registrant and The
                Bank of New York. (2)
            (2) Administration and Accounting Agreement between the
                Registrant and The Bank of New York. (2)
            (3) Subscription Agreement. (2)
            (4) Participant Agreement. (2)
            (5) Amendment to Exhibit A of the Transfer Agency Agreement. (6)
            (6) Amendment to Exhibit A of the Administration and
                Accounting Agreement. (6)
            (7) Amendment to Schedule I of the Participant Agreement. (6)
            (8) Sublicense Agreement by and among the First Trust Morningstar(R)
                Dividend Leaders(SM) Index Fund, Morningstar, Inc. and First Trust Advisors L.P. dated March 14, 2006. (6)
            (9) Amendment to Exhibit A of the Transfer Agency Agreement. (10)
           (10) Amendment to Exhibit A of the Administration and
                Accounting Agreement. (10)
           (11) Amendment to Schedule I of the Participant Agreement. (10)
           (12) Sublicense Agreement by and among the First Trust IPOX-100
                Index Fund, IPOX Schuster LLC and First Trust Advisors L.P. dated April 5, 2006. (10)
           (13) Amendment to Exhibit A of the Transfer Agency Agreement. (11)
           (14) Amendment to Exhibit A of the Administration and
                Accounting Agreement. (11)
           (15) Amendment to Schedule I of the Participant Agreement. (11)
           (16) Sublicense Agreement by and between the First Trust
                NASDAQ-100 Equal Weighted Index(SM) Fund and First Trust Advisors L.P. dated April 24, 2006. (11)
           (17) Sublicense Agreement by and between the First Trust NASDAQ-100-Technology Sector Index(SM) Fund and First Trust Advisors L.P. dated April 24, 2006. (11)
           (18) Amendment to Exhibit A of the Transfer Agency Agreement. (14)
           (19) Amendment to Exhibit A of the Administration and
                Accounting Agreement. (14)
           (20) Amendment to Schedule I of the Participant Agreement. (14)
           (21) Sublicense Agreement by and among the First Trust Amex(R) Biotechnology Index Fund, the American Stock Exchange LLC and First Trust Advisors L.P. dated June 22, 2006. (14)
           (22) Sublicense Agreement by and among First Trust Dow Jones
                Internet Index(SM) Fund, Dow Jones & Company, Inc. and
                First Trust Advisors L.P. dated June 22, 2006. (14)
           (23) Amendment to Exhibit A of the Transfer Agency Agreement. (15)
           (24) Amendment to Exhibit A of the Administration and
                Accounting Agreement. (15)
           (25) Form of Participant Agreement with Amendment to Schedule
                I attached thereto. (15)
           (26) Sublicense Agreement by and among First Trust DB Strategic
                Value Index Fund, Deutsche Bank AG, London Branch and First Trust Advisors L.P. dated July 11, 2006. (15)
           (27) Amendment to Exhibit A of the Transfer Agency Agreement. (18)
           (28) Amendment to Exhibit A of the Administration and
                Accounting Agreement. (18)
           (29) Amendment to Schedule I of the Participant Agreement. (18)
           (30) Sublicense Agreement by and between First Trust Value
                Line(R) Equity Allocation Index Fund and First Trust
                Advisors L.P. dated October 4, 2006. (18)

           (31) Sublicense Agreement by and between First Trust Value
                Line(R) Dividend Index Fund and First Trust Advisors L.P.
                dated October 4, 2006. (18)
           (32) Amendment to Exhibit A of the Transfer Agency Agreement. (26)
           (33) Amendment to Exhibit A of the Administration and
                Accounting Agreement. (26)
           (34) Amendment to Schedule I of the Participant Agreement. (26)
           (35) Sublicense Agreement by and between First Trust
                NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund and
                First Trust Advisors L.P. dated February 7, 2007. (26)
           (36) Sublicense Agreement by and between First Trust
                NASDAQ-100 Ex-Technology Sector Index(SM) Fund and First
                Trust Advisors L.P. dated February 7, 2007. (26)
           (37) Board Administration Services Agreement among PFPC, Inc.,
                First Trust Exchange-Traded Fund and First Trust Exchange-Traded AlphaDEX(TM) Fund dated as of February 15, 2007. (28)
           (38) Sublicense Agreement by and between First Trust Value Line(R) 100 Exchange-Traded Fund and First Trust Advisors L.P. dated February 4, 2007. (27)
           (39) Sublicense Agreement by and between First Trust S&P REIT Index Fund and First Trust Advisors L.P. dated April 26, 2007. (28)
           (40) Sublicense Agreement by and between First Trust ISE Chindia Index Fund, International Securities Exchange, LLC and First Trust Advisors L.P. dated April 25, 2007. (30)
           (41) Sublicense Agreement by and between First Trust ISE-Revere Natural Gas Index Fund, International Securities Exchange, LLC
                and First Trust Advisors L.P. dated April 25, 2007. (30)
           (42) Sublicense Agreement by and between First Trust ISE Water Index
                Fund, International Securities Exchange, LLC and First Trust
                Advisors L.P. dated April 25, 2007. (30)
           (43) Amendment to Exhibit A of the Transfer Agency Agreement. (34)
           (44) Amendment to Exhibit A of the Administration and
                Accounting Agreement. (34)
           (45) Amendment to Schedule I of the Participant Agreement. (34)
           (46) Sublicense Agreement by and between First Trust NASDAQ(R) ABA(R) Community Bank Index Fund, _______________ and First Trust Advisors L.P. dated ___________. (35)
     (i)    (1) Opinion and Consent of Chapman and Cutler LLP dated
                September 26, 2005. (6)
            (2) Opinion and Consent of Bingham McCutchen LLP dated
                September 26, 2005. (6)
            (3) Opinion and Consent of Chapman and Cutler LLP dated March
                15, 2006. (6)
            (4) Opinion and Consent of Bingham McCutchen LLP dated March
                15, 2006. (6)
            (5) Opinion and Consent of Chapman and Cutler LLP dated April
                13, 2006. (10)
            (6) Opinion and Consent of Bingham McCutchen LLP dated April
                13, 2006. (10)
            (7) Opinion and Consent of Chapman and Cutler LLP dated April
                25, 2006. (11)
            (8) Opinion and Consent of Bingham McCutchen LLP dated April
                25, 2006. (11)
            (9) Opinion and Consent of Chapman and Cutler LLP dated April
                28, 2006. (12)
           (10) Opinion and Consent of Deloitte & Touche LLP dated April
                27, 2006. (12)
           (11) Opinion and Consent of Chapman and Cutler LLP dated June
                23, 2006. (14)
           (12) Opinion and Consent of Bingham McCutchen LLP dated June
                23, 2006. (14)
           (13) Opinion and Consent of Chapman and Cutler LLP dated July
                11, 2006. (15)
           (14) Opinion and Consent of Bingham McCutchen LLP dated July
                11, 2006. (15)
           (15) Opinion and Consent of Chapman and Cutler LLP dated
                October 13, 2006. (18)
           (16) Opinion and Consent of Bingham McCutchen LLP dated
                October 13, 2006. (18)
           (17) Opinion and Consent of Bingham McCutchen LLP dated
                October 13, 2006. (18)
           (18) Opinion and Consent of Chapman and Cutler LLP dated
                December 5, 2006. (20)
           (19) Opinion and Consent of Chapman and Cutler LLP dated
                December 18, 2006. (21)
           (20) Opinion and Consent of Chapman and Cutler LLP dated
                February 14, 2007. (26)
           (21) Opinion and Consent of Bingham McCutchen LLP dated
                February 14, 2007. (26)
           (22) Opinion and Consent of Chapman and Cutler LLP dated
                March 21, 2007. (27)
           (23) Opinion and Consent of Bingham McCutchen LLP dated March
                21, 2007. (27)
           (24) Opinion and Consent of Chapman and Cutler LLP dated
                April 27, 2007. (28)
           (25) Opinion and Consent of Bingham McCutchen LLP dated April
                27, 2007. (28)
           (26) Opinion and Consent of Chapman and Cutler LLP dated
                April 30, 2007. (29)
           (27) Opinion and Consent of Chapman and Cutler LLP dated May
                11, 2007. (30)
           (28) Opinion and Consent of Bingham McCutchen LLP dated May
                11, 2007. (30)

           (29) Opinion and Consent of Chapman and Cutler LLP dated June
                18, 2007. (31)
           (30) Opinion and Consent of Chapman and Cutler LLP dated
                April 29, 2008. (32)
           (31) Opinion and Consent of Chapman and Cutler LLP dated
                April 30, 2009. (33)
           (32) Opinion and Consent of Bingham McCutchen LLP dated June
                25, 2009. (34)
           (33) Opinion and Consent of Chapman and Cutler LLP dated June
                25, 2009. (34)
     (j)    Not Applicable.
     (k)    Not Applicable.
     (l)    Not Applicable.
     (m)    (1) 12b-1 Service Plan. (2)
            (2) Amendment to Exhibit A of the 12b-1 Service Plan. (6)
            (3) Amendment to Exhibit A of the 12b-1 Service Plan. (10)
            (4) Amendment to Exhibit A of the 12b-1 Service Plan. (11)
            (5) Amendment to Exhibit A of the 12b-1 Service Plan. (14)
            (6) Amendment to Exhibit A of the 12b-1 Service Plan. (15)
            (7) Amendment to Exhibit A of the 12b-1 Service Plan. (18)
            (8) Amendment to Exhibit A of the 12b-1 Service Plan. (26)
            (9) Amendment to Exhibit A of the 12b-1 Service Plan. (27)
           (10) Amendment to Exhibit A of the 12b-1 Service Plan. (28)
           (11) Letter Agreement regarding 12b-1 fees, dated May 1, 2007. (31)
           (12) Letter Agreement regarding 12b-1 fees, dated November
                13, 2007. (32)
           (13) Letter Agreement regarding 12b-1 fees, dated April 8, 2009. (33)
           (14) Letter Agreement regarding 12b-1 fees, dated June 16, 2009. (34)
     (n)    Not Applicable.
     (o)    Not Applicable.
     (p)    (1) Code of Ethics of First Trust Advisors L.P. (2)
            (2) Code of Ethics of First Trust Portfolios L.P. (2)
            (3) Code of Ethics of First Trust Exchange-Traded Fund. (2)
            (4) First Trust Advisors L.P. Investment Adviser Code of
                Ethics, amended on May 31, 2006. (13)
            (5) First Trust Portfolios L.P. Code of Ethics, amended on
                May 31, 2006. (13)
            (6) First Trust Funds Code of Ethics, amended on May 31, 2006. (13)
            (7) First Trust Portfolios L.P. Code of Ethics, amended on
                May 31, 2006. (13)
            (8) First Trust Funds Code of Ethics, amended on January 1,
                2009. (33)
            (9) First Trust Advisors L.P., First Trust Portfolios L.P.
                Code of Ethics, amended on January 1, 2009. (33)
     (q)    (1) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec
                and Nielson, among others, authorizing James A. Bowen, W.
                Scott Jardine and Eric F. Fess to execute the Registration Statement. (2)
            (2) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec
                and Nielson, among others, authorizing James A. Bowen, W.
                Scott Jardine and Eric F. Fess to execute the
                Registration Statement. (3)
            (3) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec
                and Nielson, among others, authorizing James A. Bowen, W.
                Scott Jardine and Eric F. Fess to execute the
                Registration Statement. (4)
            (4) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec
                and Nielson, among others, authorizing James A. Bowen, W.
                Scott Jardine and Eric F. Fess to execute the
                Registration Statement. (5)
            (5) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec
                and Nielson, authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement. (7)
            (6) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec,
                Keith and Nielson, authorizing James A. Bowen, W. Scott
                Jardine and Eric F. Fess to execute the Registration
                Statement. (13)
            (7) Powers of Attorney for Mr. Keith authorizing James A.
                Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement. (14)
            (8) Power of Attorney for Mr. Keith authorizing James A.
                Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement. (15)

            (9) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec,
                Keith and Nielson, authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement. (17)
           (10) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson, authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement. (19)
           (11) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson, authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement. (22)
           (12) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson, authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement. (23)
           (13) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson, authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement. (24)
           (14) Power of Attorney for Mr. Keith authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement. (33)
           (15) Powers of Attorney for Messrs. Bowen, Kadlec and Nielson authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement. (34)
__________________
(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on June 13, 2005.
(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on September 26, 2005.
(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on December 23, 2005.
(4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on January 27, 2006.
(5) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on February 3, 2006.
(6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on March 15, 2006.
(7) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on March 24, 2006.
(8) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 7, 2006.
(9) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 17, 2006.
(10) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 13, 2006.
(11) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 25, 2006.
(12) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 28, 2006.
(13) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on June 21, 2006.
(14) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on June 23, 2006.
(15) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on July 11, 2006.
(16) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on August 4, 2006.
(17) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on August 10, 2006.
(18) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on October 13, 2006.
(19) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on October 31, 2006.
(20) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on December 5, 2006.
(21) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on December 18, 2006.

(22) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on February 6, 2007.
(23) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on February 7, 2007.
(24) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on February 9, 2007.
(25) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on February 9, 2007.
(26) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on February 14, 2007.
(27) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on March 21, 2007.
(28) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 27, 2007.
(29) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 30, 2007.
(30) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on May 11, 2007.
(31) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on June 18, 2007.
(32) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 29, 2008.
(33) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on May 1, 2009.
(34) Filed herewith.
(35) To be filed by amendment.


ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.


ITEM 30. INDEMNIFICATION

         Section 5.3 of the Registrant's Declaration of Trust provides as follows:

         Section 5.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                   (i) every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof;

                  (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                   (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

                  (ii) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

                 (iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

                            (A) by vote of a majority of the Disinterested
                  Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                            (B) by written opinion of (i) the then-current legal
                  counsel to the Trustees who are not Interested Persons of the Trust or (ii) other legal counsel chosen by a majority of the Disinterested Trustees (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this
Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 5.3, provided that either:

                   (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in
         Section 5.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         As used in this Section 5.3 a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

         (e) With respect to any such determination or opinion referred to in clause (b)(iii) above or clause (d)(ii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office in accordance with pronouncements of the Commission.


ITEM 31.        BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         First Trust Advisors L.P. ("First Trust") serves as investment adviser to the Registrant, serves as adviser or sub-adviser to 26 mutual funds, 38 exchange-traded funds and 14 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

         The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

         Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

James A. Bowen, President                                    Managing Director/President, FTP; Chairman of the Board
                                                             of Directors, BondWave LLC and Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director                       Managing Director, FTP

Mark R. Bradley, Chief Financial Officer and Managing        Chief Financial Officer and Managing Director, FTP; Chief
Director                                                     Financial Officer, BondWave LLC and Stonebridge Advisors LLC




NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

Robert F. Carey, Chief Investment Officer and Senior Vice    Senior Vice President, FTP
President

R. Scott Hall, Managing Director                             Managing Director, FTP

Andrew S. Roggensack, Managing Director                      Managing Director, FTP

Elizabeth H. Bull, Senior Vice President                     Senior Vice President, FTP

Kathleen Brown, Senior Vice President and Chief Compliance   Senior Vice President and CCO, FTP since February 2008;
Officer                                                      CCO, William Blair & Company

Christopher L. Dixon, Senior Vice President                  Senior Vice President, FTP

Jane Doyle, Senior Vice President                            Senior Vice President, FTP

James M. Dykas, Senior Vice President                        Senior Vice President, FTP since April 2007; Vice
                                                             President, FTP from January 2005 to April 2007

Jon C. Erickson, Senior Vice President                       Senior Vice President, FTP

Ken Fincher, Senior Vice President                           Senior Vice President, FTP

Kenneth N. Hass, Senior Vice President                       Senior Vice President, FTP

Jason T. Henry, Senior Vice President                        Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President                   Senior Vice President, FTP

David G. McGarel, Senior Vice President                      Senior Vice President, FTP

Mitchell Mohr, Senior Vice President                         Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President                  Senior Vice President, FTP

Alan M. Rooney, Senior Vice President                        Senior Vice President, FTP

Roger F. Testin, Senior Vice President                       Senior Vice President, FTP

Kyle Baker, Vice President                                   Vice President, FTP

Christina Knierim, Vice President                            Vice President, FTP

James P. Koeneman, Vice President                            Vice President, FTP

Todd Larson, Vice President                                  Vice President, FTP

Ronda L. Saeli, Vice President                               Vice President, FTP





NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

Stan Ueland, Vice President                                  Vice President, FTP

Katherine Urevig, Vice President                             Vice President, FTP

Brad Bradley, Assistant Vice President                       Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President                   Assistant Vice President, FTP

Chris Fallow, Assistant Vice President                       Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President                 Assistant Vice President, FTP

Coleen D. Lynch, Assistant Vice President                    Assistant Vice President, FTP since January 2008; Vice
                                                             President, Van Kampen Asset Management and Morgan Stanley
                                                             Investment Management

Lynae Peays, Assistant Vice President                        Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                     Assistant Vice President, FTP

John H. Sherren, Assistant Vice President                    Assistant Vice President, FTP

Michael S. Stange, Assistant Vice President                  Assistant Vice President, FTP

W. Scott Jardine, General Counsel                            General Counsel, FTP; Secretary of BondWave LLC and
                                                             Stonebridge Advisors LLC

Kristi A. Maher, Deputy General Counsel                      Deputy General Counsel, FTP since May 2007; Assistant
                                                             General Counsel, FTP, March 2004 to May 2007

Erin Chapman, Assistant General Counsel                      Assistant General Counsel, FTP

Michelle Quintos, Assistant General Counsel                  Assistant General Counsel, FTP

John Vasko, Assistant General Counsel                        Assistant General Counsel, FTP since May 2007; Senior
                                                             Counsel, Michaels and May, October 2006 to May 2007;
                                                             Assistant General Counsel, ARAMARK Corporation

Pamela Wirt, Assistant General Counsel                       Assistant General Counsel, FTP

Brian Wesbury, Chief Economist                               Chief Economist, FTP

Rob Stein, Senior Economist                                  Senior Economist, FTP

ITEM 32.        PRINCIPAL UNDERWRITER

         (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded AlphaDEX(R) Fund and the First Defined Portfolio Fund, LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

         (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

The Charger Corporation                    General Partner                       None

Grace Partners of DuPage L.P.              Limited Partner                       None

James A. Bowen                             Managing Director/President           President, Chairman of the Board,
                                                                                 Trustee, Chief Executive Officer

Mark R. Bradley                            Chief Financial Officer; Managing     Treasurer, Chief Financial Officer
                                           Director                              and Chief Accounting Officer

Frank L. Fichera                           Managing Director                     None

Russell J. Graham                          Managing Director                     None

R. Scott Hall                              Managing Director                     None

Ronald D. McAlister                        Managing Director                     None

Richard A. Olson                           Managing Director                     None

Andrew S. Roggensack                       Managing Director                     None

Dan Affeto                                 Senior Vice President                 None

Bob Bartel                                 Senior Vice President                 None

Elizabeth H. Bull                          Senior Vice President                 None

Robert F. Carey                            Senior Vice President                 None

Patricia L. Costello                       Senior Vice President                 None

Christopher L. Dixon                       Senior Vice President                 None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Jane Doyle                                 Senior Vice President                 None

James M. Dykas                             Senior Vice President                 Assistant Treasurer

Jon C. Erickson                            Senior Vice President                 None

Ken Fincher                                Senior Vice President                 None

Wendy Flaherty                             Senior Vice President                 None

Kenneth N. Hass                            Senior Vice President                 None

Jason T. Henry                             Senior Vice President                 None

Rich Jaeger                                Senior Vice President                 None

Christian D. Jeppesen                      Senior Vice President                 None

Christopher A. Lagioia                     Senior Vice President                 None

Daniel J. Lindquist                        Senior Vice President                 Vice President

David G. McGarel                           Senior Vice President                 None

Mark R. McHenney                           Senior Vice President                 None

Mitchell Mohr                              Senior Vice President                 None

Paul E. Nelson                             Senior Vice President                 None

Steve R. Nelson                            Senior Vice President                 None

Robert M. Porcellino                       Senior Vice President                 None

Steven R. Ritter                           Senior Vice President                 None

Alan Rooney                                Senior Vice President                 None

Francine Russell                           Senior Vice President                 None

Brad A. Shaffer                            Senior Vice President                 None

Brian Sheehan                              Senior Vice President                 None

Andrew C. Subramanian                      Senior Vice President                 None

Mark P. Sullivan                           Senior Vice President                 None

Roger F. Testin                            Senior Vice President                 Vice President




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Gregory E. Wearsch                         Senior Vice President                 None

Patrick Woelfel                            Senior Vice President                 None

Kathleen Brown                             Senior Vice President                 None

Jonathan Ackerhalt                         Vice President                        None

Dan Affetto                                Vice President                        None

Lance Allen                                Vice President                        None

Jeff Ambrose                               Vice President                        None

Kyle Baker                                 Vice President                        None

Carlos Barbosa                             Vice President                        None

Andrew Barnum                              Vice President                        None

Michael Bean                               Vice President                        None

Rob Biddinger                              Vice President                        None

Dan Blong                                  Vice President                        None

Bill Braasch                               Vice President                        None

Cory Bringle                               Vice President                        None

Mike Britt                                 Vice President                        None

Alex Brozyna                               Vice President                        None

Nathan S. Cassel                           Vice President                        None

Joshua Crosley                             Vice President                        None

Michael Dawson                             Vice President                        None

Michael Darr                               Vice President                        None

Albert K. Davis                            Vice President                        None

Daren J. Davis                             Vice President                        None

Michael DeBella                            Vice President                        None

Sean Degnan                                Vice President                        None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Joel D. Donley                             Vice President                        None

Thomas Egan                                Vice President                        None

Brett Egner                                Vice President                        None

Stacy Eppen                                Vice President                        None

Ben Ferwerdo                               Vice President                        None

Edward Foley                               Vice President                        None

Don Fuller                                 Vice President                        None

John Gillis                                Vice President                        None

Joann Godbout                              Vice President                        None

Matt D. Graham                             Vice President                        None

William M. Hannold                         Vice President                        None

Mary Jane Hansen                           Vice President                        None

Gaby Harman                                Vice President                        None

Vance Hicks                                Vice President                        None

Nate Ibarra                                Vice President                        None

Ryan Issakainen                            Vice President                        None

Rich Jacquemart                            Vice President                        None

Rick Johnson                               Vice President                        None

Greg Keefer                                Vice President                        None

Tom Knickerbocker                          Vice President                        None

Christina Knierim                          Vice President                        None

James P. Koeneman                          Vice President                        None

Thomas E. Kotcher                          Vice President                        None

Todd Larson                                Vice President                        None

Daniel Lavin                               Vice President                        None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Luke Lavin                                 Vice President                        None

Michael P. Leyden                          Vice President                        None

Keith L. Litavsky                          Vice President                        None

Eric Maisel                                Vice President                        None

Grant Markgraf                             Vice President                        None

Bob Markovich                              Vice President                        None

Stephanie L. Martin                        Vice President                        None

Marty McFadden                             Vice President                        None

Nate Memmott                               Vice President                        None

Sean Moriarty                              Vice President                        None

Tom Myhre                                  Vice President                        None

John O'Sullivan                            Vice President                        None

David Pagano                               Vice President                        None

Scott Patton                               Vice President                        None

Brian K. Penney                            Vice President                        None

Blair R. Peterson                          Vice President                        None

Jason Peterson                             Vice President                        None

Craig Pierce                               Vice President                        None

Marisa Prestigiacomo                       Vice President                        None

Craig Prichard                             Vice President                        None

David A. Rieger                            Vice President                        None

James Rowlette                             Vice President                        None

Ronda L. Saeli                             Vice President                        None

Rikka Salrin                               Vice President                        None

Jeffrey M. Samuel                          Vice President                        None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Peter H. Sandford                          Vice President                        None

Debra K. Scherbring                        Vice President                        None

Timothy Schival                            Vice President                        None

Nim Short                                  Vice President                        None

Edward J. Sistowicz                        Vice President                        None

Cal Smith                                  Vice President                        None

Eric Stoiber                               Vice President                        None

Terry Swagerty                             Vice President                        None

Brian Taylor                               Vice President                        None

Kerry Tazakine                             Vice President                        None

Timothy Trudo                              Vice President                        None

Stanley Ueland                             Vice President                        Assistant Vice President

Bryan Ulmer                                Vice President                        None

Katherine Urevig                           Vice President                        None

Barbara E. Vinson                          Vice President                        None

Dan Waldron                                Vice President                        None

Jeff Westergaard                           Vice President                        None

Lewin M. Williams                          Vice President                        None

Jeffrey S. Barnum                          Assistant Vice President              None

Toby A. Bohl                               Assistant Vice President              None

Brad Bradley                               Assistant Vice President              None

Steve Claiborne                            Assistant Vice President              None

Katie D. Collins                           Assistant Vice President              None

Ann Marie Giudice                          Assistant Vice President              None

Debbie Del Giudice                         Assistant Vice President              None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Chris Fallow                               Assistant Vice President              None

Ken Harrison                               Assistant Vice President              None

Anita K. Henderson                         Assistant Vice President              None

James V. Huber                             Assistant Vice President              None

Kristen Johanneson                         Assistant Vice President              None

Daniel C. Keller                           Assistant Vice President              None

Coleen D. Lynch                            Assistant Vice President              Assistant Vice President

Robert J. Madeja                           Assistant Vice President              None

David M. McCammond-Watts                   Assistant Vice President              None

Michelle Parker                            Assistant Vice President              None

Lynae Peays                                Assistant Vice President              None

Steve Schwarting                           Assistant Vice President              None

Omar Sepulveda                             Assistant Vice President              None

John H. Sherren                            Assistant Vice President              None

Michael S. Stange                          Assistant Vice President              None

Lee Sussman                                Assistant Vice President              None

Christopher J. Thill                       Assistant Vice President              None

Dave Tweeten                               Assistant Vice President              None

Thomas G. Wisnowski                        Assistant Vice President              None

W. Scott Jardine                           General Counsel                       Chief Compliance Officer
                                                                                 and Secretary

Kristi A. Maher                            Deputy General Counsel                Assistant Secretary

Erin Chapman                               Assistant General Counsel             Assistant Secretary

Michelle Quintos                           Assistant General Counsel             None

John Vasko                                 Assistant General Counsel             None

Pamela Wirt                                Assistant General Counsel             None

* All addresses are
120 East Liberty Drive,
Wheaton, IL 60187
unless otherwise noted.

         (c)    Not Applicable.


ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

         First Trust Advisors L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

         The Bank of New York Mellon ("BONY"), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

         BONY also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.


ITEM 34. MANAGEMENT SERVICES

         Not Applicable.


ITEM 35. UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Wheaton, in the State of Illinois, on the 25th day of June, 2009.

                                    FIRST TRUST EXCHANGE-TRADED FUND



                                    By:  /s/ James A. Bowen
                                         ---------------------------------
                                         James A. Bowen, President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                                                                       DATE

                                         Treasurer, Controller and Chief        June 25, 2009
/s/ Mark R. Bradley                      Financial and Accounting Officer
----------------------------------------
    Mark R. Bradley

                                         President, Chief Executive Officer,    June 25, 2009
/s/ James A. Bowen                       Chairman and Trustee
----------------------------------------
    James A. Bowen

                                                  )
                                         Trustee  )
----------------------------------------          )
     Richard E. Erickson                          )
                                                  )
                                                  )
*/s/ Thomas R. Kadlec                    Trustee  )                             BY: /s/ James A. Bowen
----------------------------------------          )                                 ---------------------
     Thomas R. Kadlec                             )                                 James A. Bowen
                                                  )                                 Attorney-In-Fact
                                                  )                                 June 25, 2009
*/s/ Robert F. Keith                     Trustee  )
----------------------------------------          )
     Robert F. Keith                              )
                                                  )
                                                  )
*/s/ Niel B. Nielson                     Trustee  )
----------------------------------------          )
     Niel B. Nielson                              )

* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess, to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Post-Effective Amendment is filed, were previously executed and are filed herewith or are incorporated by reference herein.

                                INDEX TO EXHIBITS


(c)(7) Amended and Restated Establishment and Designation of Series dated May 11, 2009.

(d)(21)  Amendment to Schedule A of the Investment Management Agreement.

(d)(22)  Letter Agreement regarding the Expense Cap Term.

(e)(10)  Amendment to Exhibit A of the Distribution Agreement.

(g)(9)   Amendment to Schedule II of the Custody Agreement.

(h)(43)  Amendment to Exhibit A of the Transfer Agency Agreement.

(h)(44)  Amendment to Exhibit A of the Administration and Accounting Agreement.

(h)(45)  Amendment to Schedule I of the Participant Agreement.

(i)(32)  Opinion and Consent of Bingham McCutchen LLP.

(i)(33)  Opinion and Consent of Chapman and Cutler LLP.

(m)(14)  Letter Agreement regarding 12b-1 fees.

(q)(15) Powers of Attorney for Messrs. Bowen, Kadlec and Nielson authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement.